Note 4 - Transactions With Related Parties 2 (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Third-party Managers [Member]
Working Capital Security	$ 2,025	$ 2,025
Other Third-party Managers [Member] | Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccountsReceivableNetCurrent
Working Capital Security	150
Other Third-party Managers [Member] | Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccountsReceivableNetNoncurrent
Working Capital Security	1,875
Navilands [Member] | Asset Management Arrangement [Member]
Working Capital Security	1,125	$ 1,125
Navilands [Member] | Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccountsReceivableNetCurrent | Asset Management Arrangement [Member]
Working Capital Security	75
Navilands [Member] | Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccountsReceivableNetNoncurrent | Asset Management Arrangement [Member]
Working Capital Security	$ 1,050